EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to 51job, Inc.	¥ 1,097,276	$ 168,164	¥ 532,318	¥ 1,252,319
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	67,101,601	67,101,601	65,049,597	61,318,292
Dilutive effect of share options (in shares)	955,123	955,123	1,633,860	1,857,191
Denominator for diluted earnings per share (in shares)	68,056,724	68,056,724	66,683,457	63,175,483
Basic earnings per share (in CNY per share) | (per share)	¥ 16.35	$ 2.51	¥ 8.18	¥ 20.42
Diluted earnings per share (in CNY per share) | (per share)	¥ 16.12	$ 2.47	¥ 7.98	¥ 19.82
Share options
Denominator:
Excluded outstanding share options (in shares)	2,783,272	2,783,272	1,730,427	888,548